Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2017
Transfers and Servicing [Abstract]
Mortgage Servicing Rights
Mortgage Servicing Rights

We have investments in MSRs that result from the sale of loans to the secondary market for which we retain the servicing. We account for MSRs at their fair value. A primary risk associated with MSRs is the potential reduction in fair value as a result of higher than anticipated prepayments due to loan refinancing prompted, in part, by declining interest rates or government intervention. Conversely, these assets generally increase in value in a rising interest rate environment to the extent that prepayments are slower than anticipated. We utilize derivatives as economic hedges to offset changes in the fair value of the MSRs resulting from the actual or anticipated changes in prepayments stemming from changing interest rate environments. There is also a risk of valuation decline due to higher than expected increases in default rates, which we do not believe can be effectively managed using derivatives. For further information regarding the derivative instruments utilized to manage our MSR risks, see Note 11 - Derivative Financial Instruments.

Changes in the fair value of residential first mortgage MSRs were as follows:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Balance at beginning of period	$335	$296	$258
Additions from loans sold with servicing retained	288	228	260
Reductions from sales	(310)	(84)	(176)
Changes in fair value due to (1):
Decrease in MSR value due to pay-offs, pay-downs, and run-off	(22)	(62)	(43)
Changes in estimates of fair value (2)	—	(43)	(3)
Fair value of MSRs at end of period	$291	$335	$296

(1)	Changes in fair value are included within net (loss) return on mortgage servicing rights on the Consolidated Statements of Operations.

(2)	Represents estimated MSR value change resulting primarily from market-driven changes.

The following table summarizes the hypothetical effect on the fair value of servicing rights using adverse changes of 10 percent and 20 percent to the weighted-average of certain significant assumptions used in valuing these assets:

	December 31, 2017			December 31, 2016
		Fair value impact due to			Fair value impact due to
	Actual	10% adverse change	20% adverse change	Actual	10% adverse change	20% adverse change
		(Dollars in millions)
Option adjusted spread	6.29%	$286	$282	7.78%	$326	$318
Constant prepayment rate	9.93%	283	277	16.68%	322	311
Weighted average cost to service per loan	$73.00	288	286	$68.18	330	326

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. Changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. To isolate the effect of the specified change, the fair value shock analysis is consistent with the identified adverse change, while holding all other assumptions constant. In practice, a change in one assumption generally impacts other assumptions, which may either magnify or counteract the effect of the change.

For further information, see Note 1 - Description of Business, Basis of Presentation, and Summary of Significant Accounting Standards and Note 22 - Fair Value Measurements.

Contractual servicing and subservicing fees. Contractual servicing and subservicing fees, including late fees and other ancillary income are presented below. Contractual servicing fees are included within net (loss) return on mortgage servicing rights on the Consolidated Statements of Operations. Contractual subservicing fees including late fees and other ancillary income are included within loan administration income on the Consolidated Statements of Operations. Subservicing fee income is recorded for fees earned, net of third party subservicing costs, for loans subserviced.

The following table summarizes income and fees associated with contractual servicing rights:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Net return (loss) on mortgage servicing rights
Servicing fees, ancillary income and late fees (1)	$60	$81	$69
Changes in fair value (2)	(22)	(109)	(44)
Gain (loss) on MSR derivatives (3)	(8)	—	5
Net transaction costs	(8)	2	(2)
Total (loss) return included in net return on mortgage servicing rights	$22	$(26)	$28

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on a cash basis.

(2)	Includes a $4 million loss recorded to a payoff reserve during the year ended December 31, 2016 and $2 million gain related to the sale of MSRs during the year ended December 31, 2015.

(3)	Changes in the derivatives utilized as economic hedges to offset changes in fair value of the MSRs.

The following table summarizes income and fees associated with our mortgage loans subserviced:

	For the Year Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Loan administration income on mortgage loans subserviced
Servicing fees, ancillary income and late fees (1)	$35	$29	$33
Other servicing charges	(14)	(11)	(7)
Total income on mortgage loans subserviced, included in loan administration	$21	$18	$26

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on cash basis.